Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 9,373	$ 1,471	¥ 0	¥ 0
Deferred tax	0	0	0	0
Income tax expenses	¥ 9,373	$ 1,471	¥ 0	¥ 0